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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2009
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    5185 Peachtree Parkway
          ----------------------------------------------------------
            Suite 370
          ----------------------------------------------------------
            Norcross, Georgia  30092-6541
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        February 9, 2010
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        86
                                             ----------------------------

Form 13F Information Table Value Total:      $ 250,888
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

           September 30, 2009


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/     Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt     Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------     ---   ----   -------    --------    ----    ------    ----
AMERICAN TOWER CORP            COM      029912201      2,606     71,600  SH           Sole                    71,600

AMEDISYS INC.                  COM      023436108      8,709    179,200  SH           Sole                   179,200
AMERICAN TOWER CORP            COM      029912201      7,791    180,300  SH           Sole                   180,300
APPLE COMPUTER INC COM         COM      037833100      5,886     27,930  SH           Sole                    27,930
ARM HOLDINGS-ADR               COM      042068106        484     56,500  SH           Sole                    56,500
BANK OF AMERICA                COM      060505104      2,398    159,200  SH           Sole                   159,200
BOARDWALK PIPELINE PTNRS       COM      096627104      1,090     36,300  SH           Sole                    36,300
BRIGHAM EXPLORATION CO.        COM      109178103      2,669    197,000  SH           Sole                   197,000
CERAGON NETWORKS               COM      m22013102        292     24,900  SH           Sole                    24,900
CHESAPEAKE ENERGY CORP.        COM      165167107      2,701    104,350  SH           Sole                   104,350
CHICO'S FAS, INC.              COM      168615102     10,580    753,050  SH           Sole                   753,050
CISCO SYS INC COM              COM      17275R102      4,103    171,400  SH           Sole                   171,400
COCA COLA CO COM               COM      191216100      4,885     85,700  SH           Sole                    85,700
COLGATE-PALMOLIVE              COM      194162103      2,678     32,600  SH           Sole                    32,600
COMPUCREDIT HOLDINGS CORP.     COM      20478t107        109     32,700  SH           Sole                    32,700
COMSTOCK RESOURCES INC.        COM      205768203      3,169     78,100  SH           Sole                    78,100
COSTCO WHOLESALE CORP          COM      22160k105      2,958     50,000  SH           Sole                    50,000
CROWN CASTLE INTL CORP.        COM      228227104      2,038     52,200  SH           Sole                    52,200
DECKERS OUTDOOR CORP.          COM      243537107      5,055     49,700  SH           Sole                    49,700
DEVON ENERGY CORP.             COM      25179m103      2,572     35,000  SH           Sole                    35,000
DISCOVERY HOLDING              COM      25470f104      2,071     67,525  SH           Sole                    67,525
DRESS BARN                     COM      261570105        979     42,400  SH           Sole                    42,400
EBAY, INC.                     COM      278642103      9,454    401,800  SH           Sole                   401,800
EXELON CORP.                   COM      30161n101      2,443     50,000  SH           Sole                    50,000
EXPEDIA, INC.                  COM      30212p105      2,756    107,100  SH           Sole                   107,100
FIRSTMERIT CORP                COM      337915102      4,842    240,400  SH           Sole                   240,400
FOREST OIL                     COM      346091705      3,182    143,000  SH           Sole                   143,000
GENERAL MILLS, INC.            COM      370334104      7,749    109,435  SH           Sole                   109,435
HERITAGE FINANCIAL CORP        COM      42722x106        467     33,900  SH           Sole                    33,900
HEWLETT-PACKARD CO.            COM      428236103      6,565    127,450  SH           Sole                   127,450
HILLTOP HOLDINGS INC.          COM      432748101        722     62,000  SH           Sole                    62,000
HOME DEPOT INC.                COM      437076102      6,642    229,600  SH           Sole                   229,600
IMAX CORP.                     COM      45245e109      1,788    134,300  SH           Sole                   134,300
INTEL CORP                     COM      458140100     10,855    532,125  SH           Sole                   532,125
JOHNSON & JOHNSON              COM      478160104        926     14,375  SH           Sole                    14,375
JOS A BANK CLOTHIERS INC.      COM      480838101      1,266     30,000  SH           Sole                    30,000
KELLOGG CO.                    COM      487836108      5,383    101,180  SH           Sole                   101,180
KIMBERLY-CLARK CORP.           COM      494368103      3,940     61,850  SH           Sole                    61,850
LAM RESEARCH                   COM      512807108      3,309     84,400  SH           Sole                    84,400
LAZARD LTD.                    COM      g54050102      7,803    205,500  SH           Sole                   205,500
LULULEMON ATHLETICA INC.       COM      550021109      2,408     80,000  SH           Sole                    80,000
MASCO CORP.                    COM      574599106      1,769    128,100  SH           Sole                   128,100
MB FINANCIAL INC.              COM      55264u108      3,625    183,900  SH           Sole                   183,900
MCDONALD'S CORPORATION         COM      580135101        833     13,345  SH           Sole                    13,345
MICROSOFT CORP                 COM      594918104      5,589    183,350  SH           Sole                   183,350
NATIONAL FUEL GAS CO.          COM      636180101        445      8,900  SH           Sole                     8,900
NEWS CORP-CL B                 COM      65248e203      2,388    150,000  SH           Sole                   150,000
NORTHWEST BANCSHAREES INC/MD   COM      667340103        451     40,000  SH           Sole                    40,000
NOVELLUS SYSTEMS INC           COM      670008101      3,501    150,000  SH           Sole                   150,000
PEPSICO INC.                   COM      713448108      4,718     77,600  SH           Sole                    77,600
PG&E CORP.                     COM      69331c108      1,421     31,825  SH           Sole                    31,825
PHILLIPS-VAN HEUSEN            COM      718592108      3,254     80,000  SH           Sole                    80,000
PROCTOR & GAMBLE               COM      742718109      2,304     38,000  SH           Sole                    38,000
RF MICRO DEVICES               COM      749941100      4,577    959,500  SH           Sole                   959,500
SANDRIDGE ENERGY INC.          COM      80007p307      2,869    304,200  SH           Sole                   304,200
SELECT MEDICAL HLDGS CORP.     COM      81619q105      4,164    392,100  SH           Sole                   392,100
SKYWORKS SOLUTIONS, INC.       COM      83088m102      1,413     99,600  SH           Sole                    99,600
ST. MARY LAND & EXPLORATION    COM      792228108      1,722     50,300  SH           Sole                    50,300
SWIFT ENERGY CO.               COM      870738101      2,247     93,800  SH           Sole                    93,800
SYBASE INC.                    COM      871130100      1,667     38,400  SH           Sole                    38,400
TALBOTS, INC.                  COM      874161102      3,724    418,000  SH           Sole                   418,000
TENET HEALTHCARE               COM      88033g100      4,035    748,600  SH           Sole                   748,600
TERADYNE INC                   COM      880770102        997     92,900  SH           Sole                    92,900
TFS FINANCIAL CORP.            COM      87240r107      4,029    331,900  SH           Sole                   331,900
TIFFANY & CO.                  COM      886547108      1,905     44,300  SH           Sole                    44,300
TJX COMPANIES                  COM      872540109      3,162     86,500  SH           Sole                    86,500
VANTAGE DRILLING CO.           COM      g93205113        356    221,200  SH           Sole                   221,200
VERIZON COMMUNICATIONS         COM      92343v104      3,737    112,800  SH           Sole                   112,800
WAL-MART STORES, INC.          COM      931142103      4,416     82,620  SH           Sole                    82,620
WILLIAMS-SONOMA, INC.          COM      969904101      5,511    265,200  SH           Sole                   265,200
WISCONSIN ENERGY CORP.         COM      976657106        211      4,226  SH           Sole                     4,226
YAHOO! INC                     COM      984332106      3,699    220,450  SH           Sole                   220,450
ADS PUTS 3/20/2010 60          PUT          adsol        554      2,260  SH    PUT    Sole                     2,260
AMED PUTS 3/20/2010 35         PUT          cqwog        406      3,380  SH    PUT    Sole                     3,380
GRMN PUTS 4/17/2010 30         PUT          gqrpf        210        840  SH    PUT    Sole                       840
HOG PUTS 2/20/2010 25          PUT          hognr        564      4,000  SH    PUT    Sole                     4,000
IEF PUTS 3/20/2010 90          PUT          idfol        550      2,500  SH    PUT    Sole                     2,500
KCI PUTS 6/19/2010 35          PUT          kcirg        440      2,000  SH    PUT    Sole                     2,000
DECK CALLS 1/16/2010 95        CALL         qukas      1,450      1,934  SH    CALL   Sole                     1,934
FST CALLS 2/20/2010 20         CALL         fahbd        811      2,750  SH    CALL   Sole                     2,750
INTC CALLS 1/16/2010 20        CALL     4581409ad        603      7,350  SH    CALL   Sole                     7,350
JPM CALLS 3/20/2010 45         CALL         jpmci        374      3,200  SH    CALL   Sole                     3,200
LAZ CALLS 3/20/2010 40         CALL         lazch        711      4,180  SH    CALL   Sole                     4,180
THC CALLS 2/20/2010 5          CALL         thcba      1,051     14,010  SH    CALL   Sole                    14,010
TLB CALLS 1/16/2010 7.50       CALL         tlbau        736      4,750  SH    CALL   Sole                     4,750
VZ CALLS 1/22/2011 30          CALL         vbuaf        752      1,833  SH    CALL   Sole                     1,833
WSM CALLS 2/20/2010 20         CALL         wsmbd      1,220      7,396  SH    CALL   Sole                     7,396

REPORT SUMMARY               86 DATA RECORDS 250,888   1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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